Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest expense in the accompanying consolidated statement of operations
Noncash interest expense	$ 0	$ 1,162	$ 16
Beneficial conversion feature	0	10,770	30
Warrant-related discount	0	9,175	25
Amortization of debt discount	$ 0	$ 21,107	$ 71